INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,421,303	1,117,349
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	28,472,926	24,446,014
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,421,303	1,117,349
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Grupo Energia Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets	1,159,729	903,068
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets	101,483	43,765
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Port operating companies
Disclosure of financial assets [line items]
Financial assets	45,396	58,355
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Holding Bursatil Regional S.A.
Disclosure of financial assets [line items]
Financial assets	40,942	45,085
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Titularizadora Colombiana S.A.
Disclosure of financial assets [line items]
Financial assets	31,451	26,453
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others
Disclosure of financial assets [line items]
Financial assets	$ 42,302	$ 40,623